Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014
Harbor Small Cap Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Small Cap Growth Opportunities Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Principal Style Characteristics: Small cap stocks with above average growth potential

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2013, the range of the Index was $36 million to $5.3 billion, but it is expected to change frequently.

The Subadviser’s investment strategy focuses on identifying rapidly growing small cap companies that are in an early or transitional stage of their development, before their full potential is discovered by the market. The Subadviser utilizes bottom-up, fundamental research involving both quantitative and qualitative aspects to identify companies for investment. The Subadviser uses quantitative analysis to identify potential companies for growth characteristics, such as:
  Material revenue growth
  Sustainable and/or expanding margins
  Consistent earnings
  Strong free cash flow generation
The Subadviser assesses the attractiveness of the valuation of these growth companies by analyzing a variety of valuation metrics, such as enterprise values relative to earnings and free cash flows, and price-to-earnings ratios, among others. The Subadviser then uses detailed qualitative analysis to further identify companies that possess the following characteristics:
  Strong management team
  Well-defined business plan
  Defensible market positions, such as through higher barriers to entry
  Potential for growth in the market for the company’s products and/or services
The Subadviser may sell a holding if the price target for the company is reached, the investment thesis for the company has fundamentally changed, the Subadviser becomes less comfortable with the company’s management team and/or the Subadviser identifies more attractive investment opportunities.

		Under normal market conditions, the Fund expects to invest in approximately 80 to 100 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market and Issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

		Small cap risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborfunds.com
Harbor Small Cap Growth Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1]
One Year	rr_ExpenseExampleYear01	$ 92
Three Years	rr_ExpenseExampleYear03	425
Five Years	rr_ExpenseExampleYear05	781
Ten Years	rr_ExpenseExampleYear10	1,786
One Year	rr_ExpenseExampleNoRedemptionYear01	92
Three Years	rr_ExpenseExampleNoRedemptionYear03	425
Five Years	rr_ExpenseExampleNoRedemptionYear05	781
Ten Years	rr_ExpenseExampleNoRedemptionYear10	1,786
Harbor Small Cap Growth Opportunities Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1]
One Year	rr_ExpenseExampleYear01	117
Three Years	rr_ExpenseExampleYear03	502
Five Years	rr_ExpenseExampleYear05	912
Ten Years	rr_ExpenseExampleYear10	2,058
One Year	rr_ExpenseExampleNoRedemptionYear01	117
Three Years	rr_ExpenseExampleNoRedemptionYear03	502
Five Years	rr_ExpenseExampleNoRedemptionYear05	912
Ten Years	rr_ExpenseExampleNoRedemptionYear10	2,058
Harbor Small Cap Growth Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[1]
One Year	rr_ExpenseExampleYear01	129
Three Years	rr_ExpenseExampleYear03	539
Five Years	rr_ExpenseExampleYear05	975
Ten Years	rr_ExpenseExampleYear10	2,186
One Year	rr_ExpenseExampleNoRedemptionYear01	129
Three Years	rr_ExpenseExampleNoRedemptionYear03	539
Five Years	rr_ExpenseExampleNoRedemptionYear05	975
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,186

[1]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 28, 2015. Only the Board of Trustees may modify or terminate this agreement.